Segment and Geographic Area Information - Geographic Information Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Geographical Information [Line Items]
Revenues	$ 9,274	$ 8,599	$ 8,181
Long-lived assets	1,767	1,469	1,356
Total assets	4,842	4,346	3,970
United States
Schedule Of Geographical Information [Line Items]
Revenues	3,632	3,512	3,334
Long-lived assets	620	541	496
Total assets	1,831	1,897	1,726
China
Schedule Of Geographical Information [Line Items]
Revenues	1,283	1,186	1,101
Long-lived assets	279	217	203
Total assets	988	795	699
Germany
Schedule Of Geographical Information [Line Items]
Revenues	798	764	807
Long-lived assets	136	111	108
Total assets	304	231	258
POLAND
Schedule Of Geographical Information [Line Items]
Revenues	488	385	250
Long-lived assets	216	165	144
Total assets	383	322	275
United Kingdom
Schedule Of Geographical Information [Line Items]
Revenues	482	387	307
Long-lived assets	46	38	32
Total assets	205	130	101
Other Foreign
Schedule Of Geographical Information [Line Items]
Revenues	2,591	2,365	2,382
Long-lived assets	470	397	373
Total assets	1,221	1,119	1,027
Reclass & Elims
Schedule Of Geographical Information [Line Items]
Revenues	0	0	0
Long-lived assets	0	0	0
Total assets	$ (90)	$ (148)	$ (116)